PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
Schedule of prepaid expenses and other current assets, net

	As of December 31,
	2018	2019
	RMB	RMB	US$
Deductible input VAT	188,106	494,013	70,961
Prepaid rental and deposits	120,207	146,920	21,104
Prepayments for materials and advertising fees	47,131	35,730	5,132
Interest receivables	456	2,818	405
Payments in relation to fabricated transactions	—	992,673	142,589
Others	9,610	46,699	6,707
	365,510	1,718,853	246,898
Less: allowance for unrecoverable payments in relation to fabricated transactions and other prepayments	—	(58,414)	(8,391)

	365,510	1,660,439	238,507